Other Receivables and Prepayments (Details) - USD ($)	Mar. 31, 2019	Mar. 31, 2018
Receivables [Abstract]
Advances to employees		$ 117,983
Advance to service providers	196,456	35,984
Deposits for leases due within one operating period	2,982	12,167
Prepayments and prepaid expenses		574,992
Interest receivables	415,791	116,562
Other receivables	6,003	375,737
Total	$ 621,232	$ 1,233,425